15. Investments (Details 1) - SCP Trip [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Changes in investments [Roll Forward]
Balances on December 31, 2017	R$ 1,177	[1]	R$ 1,333
Equity method results	77		387
Dividends and interest on shareholders' equity			(543)
Balances on December 31, 2018	R$ 1,254		R$ 1,177	[1]

[1]	Adjusted shareholders' equity corresponds to the percentage of total shareholders' equity net of unrealized profits.